International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expenses:
Interest expense (Debentures)									$ 4,099	$ 4,264	$ 4,665
Income before federal income taxes and equity in undistributed net income of subsidiaries	$ 51,366	$ 48,883	$ 51,871	$ 54,722	$ 58,985	$ 49,893	$ 56,884	$ 64,176	206,842	229,938	182,590
Income tax expense (benefit)	$ 16,393	$ 16,864	$ 17,996	$ 18,863	$ 20,432	$ 16,660	$ 19,165	$ 20,530	70,116	76,787	56,239
Net income									136,726	153,151	126,351
Parent Company
Income:
Dividends from subsidiaries									51,575	71,389	30,000
Interest income on notes receivable									7	15	18
Interest income on other investments									5,738	6,862	12,301
Other									3,442	1,923	26
Total income									60,762	80,189	42,345
Expenses:
Interest expense (Debentures)									4,099	4,264	4,665
Other									3,037	1,099	1,889
Total expenses									7,136	5,363	6,554
Income before federal income taxes and equity in undistributed net income of subsidiaries									53,626	74,826	35,791
Income tax expense (benefit)									386	1,370	2,529
Income before equity in undistributed net income of subsidiaries									53,240	73,456	33,262
Equity in undistributed (distributed) net income of subsidiaries									83,486	79,695	93,089
Net income									$ 136,726	$ 153,151	$ 126,351